Employee Benefits - Nonvested Options (Details) - Employee And Directors Time Based Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nonvested options - Number of Options
Nonvested options - beginning balance	209,260	76,031
Shares granted	237,500	162,500
Shares forfeited	(21,500)	(7,267)
Shares vested	(24,486)	(22,004)
Nonvested options - ending balance	400,774	209,260
Nonvested options - Average Grant-Date Fair Value
Nonvested options - beginning balance (in dollars per share)	$ 6.21	$ 3.29
Shares granted (in dollars per share)	3.65	6.89
Shares forfeited (in dollars per share)	(6.36)	(2.84)
Shares vested (in dollars per share)	(3.35)	(2.32)
Nonvested options - ending balance (in dollars per share)	$ 4.86	$ 6.21